Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39750
Entity Registrant Name	DOCEBO INC.
Entity Address, Address Line One	12th Floor - 55 York Street
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 1R7
CIK	0001829959
Amendment flag	false
Document period end date	Sep. 30, 2026
Current fiscal year end date	--12-31